SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION

25. SEGMENT AND GEOGRAPHIC INFORMATION

The Company is engaged primarily in the design, manufacturing and marketing of analog ICs and other semiconductor businesses. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results of manufacturing operations when making decisions about allocating resources and assessing performance of the Company. The Company believes it operates in one reportable segment.

The following is a summary of net revenue by geographic area based on the location to which products are shipped:

	Years Ended December 31
	2009	2010	2011
Total net revenue:
PRC and Hong Kong	$63,316,269	$79,944,142	$93,724,333
Taiwan	25,191,448	32,661,940	29,554,151
South Korea	8,412,590	12,149,927	9,529,049
North America	1,278,212	3,511,341	4,557,118
Others	2,645,250	4,563,162	2,498,660

	$100,843,769	$132,830,512	$139,863,311

The net revenue from external customers for each group of similar products and services based on product specificity are summarized as follows:

	Years Ended December 31
	2009	2010	2011
Product revenue:
Linear IC	$69,557,581	$82,592,258	$78,149,607
AC/DC IC	15,205,208	27,156,882	30,936,523
DC/DC IC	4,008,551	7,424,520	10,487,285
Other IC	3,320,974	5,907,751	10,226,997
Service revenue:
Foundry services	8,751,455	9,749,101	10,062,899

	$100,843,769	$132,830,512	$139,863,311

The locations and net book value of long-lived assets were as follows:

	December 31
	2010	2011
PRC	$34,306,920	$68,960,123
Taiwan	138,294	2,517,018
South Korea	57,200	43,622
North America	7,292	—

	$34,509,706	$71,520,763

The majority of the Company’s sales are to distributors, which then sell to end customers. For the years ended December 31, 2009, 2010 and 2011, no distributor accounted for 10% or more of net revenue.